Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

NOTE 6 – SHAREHOLDERS' EQUITY

Capital Stock: The Company's authorized capital consists of 25 million shares of $1.00 per share par value preferred stock and 500 million shares of $0.10 per share par value common stock. There were no shares of preferred stock issued or outstanding during 2011, 2010 or 2009.

Share Repurchases: On December 12, 2011, the Company's Board of Directors authorized a share repurchase program of up to $300.0 million of the Company's outstanding common stock. The Company began repurchasing shares on January 27, 2012 and completed the repurchases under the program on February 8, 2012, repurchasing 7.1 million shares for $300.0 million at an average repurchase price of $42.14 per share.

On August 2, 2011, the Company's Board of Directors authorized a share repurchase program of up to $500.0 million of the Company's outstanding common stock. The Company completed the repurchases under the program on August 29, 2011, repurchasing 11.7 million shares for $500.0 million at an average repurchase price of $42.79 per share.

On October 15, 2010, the Company's Board of Directors authorized a share repurchase program of up to $600.0 million of the Company's outstanding common stock. On October 21, 2010, the Company's Board of Directors authorized an additional $300.0 million of share repurchases as part of this share repurchase program. Through January 1, 2011, the Company had repurchased 15.4 million shares for $625.3 million at an average repurchase price of $40.63 per share. The Company continued repurchasing shares in 2011 and completed the repurchases under the program on January 20, 2011, repurchasing a program total of 22.0 million shares for $900.0 million at an average repurchase price of $40.87 per share.

In October 2009, the Company's Board of Directors authorized a share repurchase program of up to $500.0 million of the Company's outstanding common stock. The Company completed the repurchases under the program in December 2009, repurchasing 14.1 million shares for $500.0 million at an average repurchase price of $35.44 per share. In July 2009, the Company's Board of Directors authorized a share repurchase program of up to $500.0 million of the Company's outstanding common stock. The Company completed the repurchases under the program in September 2009, repurchasing 13.0 million shares for $500.0 million at an average repurchase price of $38.32 per share. For fiscal year 2009, the Company repurchased a total of 27.1 million shares for $1.0 billion at an average repurchase price of $36.83 per share.

Dividends: Since 1994, the Company had not declared or paid any cash dividends. During 2011, the Company's Board of Directors authorized four quarterly cash dividend payments of $0.21 per share paid on April 29, 2011, July 29, 2011, October 31, 2011 and January 31, 2012. The Company's fourth quarter 2011 dividend was paid on January 31, 2012 to shareholders of record as of December 30, 2011. Additionally, on February 24, 2012 the Company's Board of Directors authorized a cash dividend of $0.23 per share payable on April 30, 2012 to shareholders of record as of March 30, 2012.